UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21883

                    Oppenheimer Rochester Ohio Municipal Fund
                    -----------------------------------------
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
            ---------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200
                                                           --------------

                        Date of fiscal year end: March 31
                                                 --------

                      Date of reporting period: 12/31/2007
                                                ----------

ITEM 1. SCHEDULE OF INVESTMENTS.


OPPENHEIMER ROCHESTER OHIO MUNICIPAL FUND

STATEMENT OF INVESTMENTS  DECEMBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

       PRINCIPAL                                                                           COUPON      MATURITY               VALUE
          AMOUNT
------------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES--128.6%
------------------------------------------------------------------------------------------------------------------------------------
OHIO--92.7%
$         40,000   Adams County, OH Valley Local School District 1                          5.250%    12/01/2021   $         40,059
------------------------------------------------------------------------------------------------------------------------------------
          75,000   Akron, OH Bath Copley Joint Township Hospital
                   District                                                                 5.250     11/15/2031             74,894
------------------------------------------------------------------------------------------------------------------------------------
          15,000   Akron, OH Bath Copley Joint Township Hospital
                   District (Summa Health System)                                           5.375     11/15/2018             15,230
------------------------------------------------------------------------------------------------------------------------------------
          15,000   Allen County, OH Industrial Devel. Revenue (Kmart
                   Corp.) 1                                                                 6.750     11/15/2008             15,047
------------------------------------------------------------------------------------------------------------------------------------
          25,000   Ashland County, OH Health Care Facilities (Good
                   Shepherd Home for the Aged)                                              6.050     12/15/2019             24,094
------------------------------------------------------------------------------------------------------------------------------------
          25,000   Ashland County, OH Multifamily Mtg. (Ashland
                   Assisted Living) 1                                                       8.000     11/01/2029             23,847
------------------------------------------------------------------------------------------------------------------------------------
          25,000   Athens County, OH Multifamily (Athens Health
                   Partners)                                                                7.000     09/01/2013             24,513
------------------------------------------------------------------------------------------------------------------------------------
          10,000   Auglaize County, OH (Lake Pleasant Central School)                       7.000     12/01/2011             10,032
------------------------------------------------------------------------------------------------------------------------------------
         100,000   Blue Ash, OH Tax Increment Financing (Duke
                   Realty) 1                                                                5.000     12/01/2035             93,511
------------------------------------------------------------------------------------------------------------------------------------
         250,000   Bristol, OH Local School District 1                                      5.250     12/01/2020            252,880
------------------------------------------------------------------------------------------------------------------------------------
       7,000,000   Buckeye, OH Tobacco Settlement Financing
                   Authority (TASC)                                                         5.875     06/01/2047          6,720,280
------------------------------------------------------------------------------------------------------------------------------------
       5,000,000   Buckeye, OH Tobacco Settlement Financing
                   Authority (TASC)                                                         6.500     06/01/2047          5,139,550
------------------------------------------------------------------------------------------------------------------------------------
      53,300,000   Buckeye, OH Tobacco Settlement Financing
                   Authority (TASC)                                                         7.501 2   06/01/2052          1,952,912
------------------------------------------------------------------------------------------------------------------------------------
           5,000   Canal Winchester, OH GO                                                  6.000     11/15/2013              5,051
------------------------------------------------------------------------------------------------------------------------------------
       2,980,000   Centerville, OH Health Care (Bethany Lutheran
                   Village)                                                                 5.750     11/01/2022          2,878,859
------------------------------------------------------------------------------------------------------------------------------------
          60,000   Clermont County, OH Hospital Facilities (Mercy
                   Health System) 1                                                         5.625     09/01/2021             61,292
------------------------------------------------------------------------------------------------------------------------------------
         140,000   Cleveland, OH Airport (Continental Airlines) 1                           5.375     09/15/2027            121,743
------------------------------------------------------------------------------------------------------------------------------------
           5,000   Cleveland, OH Airport (Continental Airlines)                             5.500     12/01/2008              4,963
------------------------------------------------------------------------------------------------------------------------------------
         275,000   Cleveland, OH Airport (Continental Airlines) 1                           5.700     12/01/2019            254,031
------------------------------------------------------------------------------------------------------------------------------------
          65,000   Cleveland, OH Airport System 1                                           5.000     01/01/2031             65,748
------------------------------------------------------------------------------------------------------------------------------------
         425,000   Cleveland, OH Rock Glen Hsg. Assistance Corp.
                   (Ambleside Apartments) 1                                                 7.000     06/01/2018            432,591
------------------------------------------------------------------------------------------------------------------------------------
         225,000   Cleveland-Cuyahoga County, OH Port Authority
                   (Myers University) 1                                                     5.600     05/15/2025            227,090
------------------------------------------------------------------------------------------------------------------------------------
         150,000   Cleveland-Cuyahoga County, OH Port Authority
                   (Perrysburg) 1                                                           4.800     11/15/2035            132,296
------------------------------------------------------------------------------------------------------------------------------------
          30,000   Cleveland-Cuyahoga County, OH Port Authority
                   (Port Cleveland) 1                                                       5.750     05/15/2020             30,146
------------------------------------------------------------------------------------------------------------------------------------
         230,000   Cleveland-Cuyahoga County, OH Port Authority
                   (Port Cleveland) 1                                                       5.800     05/15/2027            229,903
------------------------------------------------------------------------------------------------------------------------------------
           5,000   Coldwater Village, OH School District                                    5.350     12/01/2011              5,046
------------------------------------------------------------------------------------------------------------------------------------
          15,000   Columbus, OH Municipal Airport Authority                                 5.000     01/01/2028             15,150
------------------------------------------------------------------------------------------------------------------------------------
          20,000   Columbus, OH Regional Airport Authority                                  5.000     11/20/2035             19,285
------------------------------------------------------------------------------------------------------------------------------------
       1,250,000   Columbus-Franklin County, OH Finance Authority,
                   Series A                                                                 6.000     05/15/2035          1,242,413
------------------------------------------------------------------------------------------------------------------------------------
         100,000   Cuyahoga County, OH Health Care Facilities
                   (Menorah Park Center for Senior Living)                                  6.600     02/15/2018            100,020
------------------------------------------------------------------------------------------------------------------------------------


                  1 | OPPENHEIMER ROCHESTER OHIO MUNICIPAL FUND

OPPENHEIMER ROCHESTER OHIO MUNICIPAL FUND

STATEMENT OF INVESTMENTS  DECEMBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

       PRINCIPAL
          AMOUNT                                                                           COUPON      MATURITY               VALUE
------------------------------------------------------------------------------------------------------------------------------------
$         25,000   Cuyahoga County, OH Health Care Facilities (Senior
                   Living Bet Moshev Zekenim) 1                                             6.800%    02/15/2035   $         25,264
------------------------------------------------------------------------------------------------------------------------------------
          45,000   Cuyahoga County, OH Hospital (Cleveland Clinic) 1                        5.125     01/01/2029             46,103
------------------------------------------------------------------------------------------------------------------------------------
          20,000   Cuyahoga County, OH Hospital (Cleveland Clinic)                          5.125     01/01/2029             20,090
------------------------------------------------------------------------------------------------------------------------------------
          35,000   Cuyahoga County, OH Hospital (Metro Health
                   System) 1                                                                5.125     02/15/2013             35,689
------------------------------------------------------------------------------------------------------------------------------------
          25,000   Cuyahoga County, OH Hospital (Metro Health
                   System)                                                                  5.125     02/15/2015             25,492
------------------------------------------------------------------------------------------------------------------------------------
          35,000   Cuyahoga County, OH Hospital (Metro Health
                   System) 1                                                                5.125     02/15/2017             35,673
------------------------------------------------------------------------------------------------------------------------------------
         105,000   Cuyahoga County, OH Hospital (Metro Health
                   System) 1                                                                5.250     02/15/2019            106,925
------------------------------------------------------------------------------------------------------------------------------------
          10,000   Cuyahoga County, OH Hospital (Metro Health
                   System)                                                                  5.375     02/15/2012             10,217
------------------------------------------------------------------------------------------------------------------------------------
         305,000   Cuyahoga County, OH Hospital (Metro Health
                   System) 1                                                                5.500     02/15/2027            310,597
------------------------------------------------------------------------------------------------------------------------------------
          10,000   Cuyahoga County, OH Hospital (W.O. Walker
                   Center)                                                                  5.000      01/01/2023             10,157
------------------------------------------------------------------------------------------------------------------------------------
       1,280,000   Cuyahoga County, OH Hospital Facilities (Canton)                         7.500      01/01/2030          1,378,931
------------------------------------------------------------------------------------------------------------------------------------
          10,000   Cuyahoga County, OH Hospital Facilities (UHHS-
                   CSAHS-Cuyahoga/CSAHS-UHHS-Canton Obligated
                   Group)                                                                   6.750     01/01/2010             10,275
------------------------------------------------------------------------------------------------------------------------------------
          55,000   Cuyahoga County, OH Hsg. (Rockefeller Park)                              5.750     01/20/2029             55,843
------------------------------------------------------------------------------------------------------------------------------------
          85,000   Cuyahoga County, OH Mtg. (Osborn Apartments)                             5.350     05/20/2018             85,218
------------------------------------------------------------------------------------------------------------------------------------
       3,000,000   Cuyahoga County, OH Multifamily (Allerton
                   Apartments)                                                              5.400     08/20/2048          2,876,700
------------------------------------------------------------------------------------------------------------------------------------
          50,000   Cuyahoga County, OH Multifamily (Livingston
                   Park) 1                                                                  5.350     09/20/2027             50,601
------------------------------------------------------------------------------------------------------------------------------------
          25,000   Cuyahoga County, OH Utility System (The Medical
                   Center Company)                                                          5.800     08/15/2009             25,084
------------------------------------------------------------------------------------------------------------------------------------
          30,000   Cuyahoga County, OH Utility System (The Medical
                   Center Company) 1                                                        5.850     08/15/2010             30,103
------------------------------------------------------------------------------------------------------------------------------------
          75,000   Dayton City, OH School District (Administrative
                   Facility) 1                                                              5.150     12/01/2023             76,926
------------------------------------------------------------------------------------------------------------------------------------
         525,000   Dayton, OH Airport (James M. Cox) 1                                      5.250     12/01/2023            529,757
------------------------------------------------------------------------------------------------------------------------------------
          45,000   Dayton, OH Airport (James M. Cox) 1                                      5.250     12/01/2027             44,668
------------------------------------------------------------------------------------------------------------------------------------
         110,000   Dayton, OH Airport (James M. Cox) 1                                      5.350     12/01/2032            108,593
------------------------------------------------------------------------------------------------------------------------------------
          25,000   Dayton, OH Special Facilities (EAFC/EWA Obligated
                   Group)                                                                   5.625     02/01/2018             25,526
------------------------------------------------------------------------------------------------------------------------------------
         200,000   Deerfield, OH Township Tax Increment                                     5.000     12/01/2025            194,230
------------------------------------------------------------------------------------------------------------------------------------
          25,000   Delaware County, OH Library District                                     5.300     11/01/2010             25,044
------------------------------------------------------------------------------------------------------------------------------------
         100,000   Erie County, OH Hospital Facilities (Firelands
                   Regional Medical Center)                                                 5.500     08/15/2022            103,408
------------------------------------------------------------------------------------------------------------------------------------
         265,000   Fairfield County, OH Hospital Improvement
                   (Lancaster-Fairfield Community Hospital)                                 5.500     06/15/2021            266,418
------------------------------------------------------------------------------------------------------------------------------------
          25,000   Finneytown, OH Local School District                                     5.800     12/01/2024             25,546
------------------------------------------------------------------------------------------------------------------------------------
          10,000   Franklin County, OH Health Care Facilities
                   (Friendship Village of Columbus)                                         5.250     08/15/2018              9,316
------------------------------------------------------------------------------------------------------------------------------------
          15,000   Franklin County, OH Health Care Facilities
                   (Friendship Village of Columbus)                                         5.375     08/15/2028             13,626
------------------------------------------------------------------------------------------------------------------------------------


                  2 | OPPENHEIMER ROCHESTER OHIO MUNICIPAL FUND

OPPENHEIMER ROCHESTER OHIO MUNICIPAL FUND

STATEMENT OF INVESTMENTS  DECEMBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

       PRINCIPAL
          AMOUNT                                                                           COUPON      MATURITY               VALUE
------------------------------------------------------------------------------------------------------------------------------------
$         55,000   Franklin County, OH Health Care Facilities
                   (Friendship Village of Columbus) 1                                       5.375%    08/15/2028   $         49,963
------------------------------------------------------------------------------------------------------------------------------------
          15,000   Franklin County, OH Health Care Facilities (Ohio
                   Presbyterian Retirement Services)                                        5.250     07/01/2033             14,549
------------------------------------------------------------------------------------------------------------------------------------
           5,000   Franklin County, OH Health Care Facilities (Ohio
                   Presbyterian Retirement Services)                                        5.400     07/01/2010              5,074
------------------------------------------------------------------------------------------------------------------------------------
          10,000   Franklin County, OH Health Care Facilities (Ohio
                   Presbyterian Retirement Services)                                        5.500     07/01/2011             10,112
------------------------------------------------------------------------------------------------------------------------------------
          15,000   Franklin County, OH Health Care Facilities (Ohio
                   Presbyterian Retirement Services) 1                                      5.500     07/01/2017             15,059
------------------------------------------------------------------------------------------------------------------------------------
          20,000   Franklin County, OH Industrial Devel. (FMC Corp.)                        7.125     10/01/2009             20,090
------------------------------------------------------------------------------------------------------------------------------------
          80,000   Franklin County, OH Mtg. (Briggs/Wedgewood
                   Assoc.)                                                                  5.550     11/20/2017             81,677
------------------------------------------------------------------------------------------------------------------------------------
          20,000   Franklin County, OH Mtg. (Briggs/Wedgewood
                   Assoc.)                                                                  5.650     11/20/2022             20,255
------------------------------------------------------------------------------------------------------------------------------------
          30,000   Franklin County, OH Mtg. (Gateway Apartment
                   Homes)                                                                   5.800     12/20/2028             31,186
------------------------------------------------------------------------------------------------------------------------------------
          15,000   Franklin County, OH Mtg. (Villas at St. Therese)                         5.250     12/20/2039             15,147
------------------------------------------------------------------------------------------------------------------------------------
         160,000   Franklin County, OH Mtg. (Villas at St. Therese) 1                       5.500     07/01/2021            161,037
------------------------------------------------------------------------------------------------------------------------------------
          35,000   Franklin County, OH Multifamily Hsg, (Country
                   Ridge Apartments)                                                        5.750     10/20/2017             35,866
------------------------------------------------------------------------------------------------------------------------------------
          25,000   Franklin County, OH Multifamily Hsg. (Hamilton
                   Creek)                                                                   5.550     07/01/2024             25,005
------------------------------------------------------------------------------------------------------------------------------------
          10,000   Franklin County, OH Multifamily Hsg. (Tuttle Park)                       5.950     03/01/2016             10,506
------------------------------------------------------------------------------------------------------------------------------------
          25,000   Franklin County, OH Multifamily Hsg. (Tuttle Park)                       6.500     03/01/2026             26,026
------------------------------------------------------------------------------------------------------------------------------------
          40,000   Franklin County, OH Revenue (New Lincoln Lodge)                          6.850     02/01/2035             41,449
------------------------------------------------------------------------------------------------------------------------------------
         250,000   Glenwillow Village, OH GO 1                                              5.000     12/01/2026            258,995
------------------------------------------------------------------------------------------------------------------------------------
         225,000   Glenwillow Village, OH GO 1                                              5.875     12/01/2024            240,516
------------------------------------------------------------------------------------------------------------------------------------
         197,500   Greene County, OH Economic Devel. (YMCA) 1                               6.000     12/01/2023            187,520
------------------------------------------------------------------------------------------------------------------------------------
          25,000   Greene County, OH University Hsg. (Central State
                   University) 1                                                            5.000     09/01/2016             24,054
------------------------------------------------------------------------------------------------------------------------------------
          55,000   Greene County, OH University Hsg. (Central State
                   University) 1                                                            5.100     09/01/2035             46,058
------------------------------------------------------------------------------------------------------------------------------------
          55,000   Greene County, OH University Hsg. (Central State
                   University)                                                              5.375     09/01/2022             52,472
------------------------------------------------------------------------------------------------------------------------------------
          35,000   Greene County, OH University Hsg. (Central State
                   University)                                                              5.625     09/01/2032             32,120
------------------------------------------------------------------------------------------------------------------------------------
       2,500,000   Grove City, OH Tax Increment Financing                                   5.375     12/01/2031          2,154,100
------------------------------------------------------------------------------------------------------------------------------------
          10,000   Hamilton County, OH Hospital Facilities (Children's
                   Hospital Medical Center)                                                 5.000     05/15/2013             10,014
------------------------------------------------------------------------------------------------------------------------------------
          15,000   Hamilton County, OH Sales Tax (Hamilton County
                   Football) 1                                                              4.750     12/01/2027             15,039
------------------------------------------------------------------------------------------------------------------------------------
          20,000   Hamilton, OH (One Renaissance Center)                                    5.000     11/01/2026             20,634
------------------------------------------------------------------------------------------------------------------------------------
          49,000   Heath City, OH School District 1                                         6.375     12/01/2027             51,067
------------------------------------------------------------------------------------------------------------------------------------
         250,000   Huron County, OH Hospital Facilities (Fisher-Titus)                      5.250     12/01/2037            247,938
------------------------------------------------------------------------------------------------------------------------------------
       1,775,000   Jeffrey Place, OH New Community Authority (Jeffrey
                   Place Redevel.)                                                          5.000     12/01/2032          1,529,482
------------------------------------------------------------------------------------------------------------------------------------
          10,000   Lake County, OH Hospital Facilities (Lake Hospital
                   System)                                                                  5.000     08/15/2023             10,222
------------------------------------------------------------------------------------------------------------------------------------
          20,000   Lake County, OH Sewer District Improvements 1                            6.250     12/01/2014             20,051
------------------------------------------------------------------------------------------------------------------------------------
           5,000   Lakewood, OH GO                                                          5.125     12/01/2017              5,137
------------------------------------------------------------------------------------------------------------------------------------


                  3 | OPPENHEIMER ROCHESTER OHIO MUNICIPAL FUND

OPPENHEIMER ROCHESTER OHIO MUNICIPAL FUND

STATEMENT OF INVESTMENTS  DECEMBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

       PRINCIPAL
          AMOUNT                                                                           COUPON      MATURITY               VALUE
------------------------------------------------------------------------------------------------------------------------------------
$         85,000   Lorain County, OH Elderly Hsg. Corp. (Harr Plaza) 1                      6.375%    07/15/2019   $         87,859
------------------------------------------------------------------------------------------------------------------------------------
          10,000   Lorain County, OH Health Care Facilities (Kenal at
                   Oberlin)                                                                 5.250     02/01/2021             10,020
------------------------------------------------------------------------------------------------------------------------------------
          40,000   Lorain County, OH Hospital (Catholic Healthcare
                   Partners) 1                                                              5.250     10/01/2033             40,521
------------------------------------------------------------------------------------------------------------------------------------
          10,000   Lorain County, OH Hospital (Catholic Healthcare
                   Partners)                                                                5.375     10/01/2030             10,226
------------------------------------------------------------------------------------------------------------------------------------
         480,000   Lorain County, OH Hospital (Catholic Healthcare
                   Partners)                                                                5.500     09/01/2027            490,234
------------------------------------------------------------------------------------------------------------------------------------
          75,000   Lorain County, OH Hospital (Catholic Healthcare
                   Partners) 1                                                              5.625     09/01/2014             76,630
------------------------------------------------------------------------------------------------------------------------------------
          20,000   Lorain County, OH Hospital (Catholic Healthcare
                   Partners) 1                                                              5.625     09/01/2016             20,437
------------------------------------------------------------------------------------------------------------------------------------
          15,000   Lorain County, OH Hospital (Catholic Healthcare
                   Partners) 1                                                              5.625     09/01/2017             15,327
------------------------------------------------------------------------------------------------------------------------------------
         215,000   Lorain County, OH Port Authority (Alumalloy LLC) 1                       6.000     11/15/2025            206,432
------------------------------------------------------------------------------------------------------------------------------------
          20,000   Lorain, OH GO 1                                                          5.650     12/01/2015             20,208
------------------------------------------------------------------------------------------------------------------------------------
          40,000   Lorain, OH Sewer System 1                                                5.400     04/01/2009             40,074
------------------------------------------------------------------------------------------------------------------------------------
         225,000   Lucas County, OH GO 1                                                    6.500     12/01/2016            227,862
------------------------------------------------------------------------------------------------------------------------------------
          10,000   Lucas-Palmer, OH HDC (Palmer Gardens)                                    6.125     07/01/2025             10,011
------------------------------------------------------------------------------------------------------------------------------------
          10,000   Madison County, OH Multifamily Hsg. (Madison
                   Health Partners)                                                         8.500     02/01/2027              9,892
------------------------------------------------------------------------------------------------------------------------------------
           5,000   Mahoning County, OH Hospital Facilities (Forum
                   Health Obligated Group)                                                  5.000     11/15/2017              5,119
------------------------------------------------------------------------------------------------------------------------------------
          80,000   Mahoning County, OH Hospital Facilities (Forum
                   Health Obligated Group) 1                                                5.000     11/15/2025             81,573
------------------------------------------------------------------------------------------------------------------------------------
         735,000   Mahoning County, OH Hospital Facilities (Forum
                   Health Obligated Group) 1                                                6.000     11/15/2032            666,476
------------------------------------------------------------------------------------------------------------------------------------
         170,000   Marblehead, OH GO (Island View Waterline) 1                              5.250     12/01/2026            174,806
------------------------------------------------------------------------------------------------------------------------------------
           5,000   Medina, OH City School District                                          5.000     12/01/2018              5,072
------------------------------------------------------------------------------------------------------------------------------------
          50,000   Meigs County, OH Industrial Devel. Revenue (Meigs
                   Convalescent) 1                                                          8.250     12/01/2016             50,530
------------------------------------------------------------------------------------------------------------------------------------
          15,000   Miami County, OH Multifamily Hsg. (Terrace Ridge
                   Apartments)                                                              6.900     12/01/2008             15,064
------------------------------------------------------------------------------------------------------------------------------------
          60,000   Montgomery County, OH Multifamily Hsg.
                   (Creekside Villas) 1                                                     6.000     09/01/2031             60,604
------------------------------------------------------------------------------------------------------------------------------------
         100,000   Montgomery County, OH Sewer (Greater Moraine-
                   Beaver Creek) 1                                                          5.600     09/01/2011            100,403
------------------------------------------------------------------------------------------------------------------------------------
         110,000   Muskingum County, OH Hospital Facilities
                   (BHA/Careserve/PP/SSNH/BHC/BCG/Carelife/BCC
                   Obligated Group) 1                                                       5.400     12/01/2016            111,219
------------------------------------------------------------------------------------------------------------------------------------
         120,000   Muskingum County, OH Hospital Facilities
                   (FSCCHM) 1                                                               5.375     02/15/2012            120,200
------------------------------------------------------------------------------------------------------------------------------------
         325,000   New Carlisle, OH (Twin Creek) 1                                          6.125     11/01/2026            351,910
------------------------------------------------------------------------------------------------------------------------------------
          30,000   North Canton, OH Health Care Facilities (Waterford
                   at St. Luke)                                                             5.800     11/15/2028             27,746
------------------------------------------------------------------------------------------------------------------------------------
         355,000   OH Air Quality Devel. Authority (JMG Funding) 1                          5.625     10/01/2022            360,574
------------------------------------------------------------------------------------------------------------------------------------
         705,000   OH Air Quality Devel. Authority (JMG Funding) 1                          5.625     01/01/2023            716,069
------------------------------------------------------------------------------------------------------------------------------------
         110,000   OH Dept. Administrative Services 1                                       5.000     06/15/2023            112,303
------------------------------------------------------------------------------------------------------------------------------------
         200,000   OH Economic Devel. (Astro Instrumentation) 1                             5.450     06/01/2022            208,016
------------------------------------------------------------------------------------------------------------------------------------


                  4 | OPPENHEIMER ROCHESTER OHIO MUNICIPAL FUND

OPPENHEIMER ROCHESTER OHIO MUNICIPAL FUND

STATEMENT OF INVESTMENTS  DECEMBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

       PRINCIPAL
          AMOUNT                                                                          COUPON       MATURITY               VALUE
------------------------------------------------------------------------------------------------------------------------------------
$         15,000   OH Economic Devel. (Ohio Enterprise Bond Fund) 1                        5.150%     12/01/2017   $         15,738
------------------------------------------------------------------------------------------------------------------------------------
          35,000   OH Environmental Facilities (Ford Motor Company) 1                      5.950      09/01/2029             32,860
------------------------------------------------------------------------------------------------------------------------------------
          65,000   OH Environmental Facilities (Ford Motor Company) 1                      6.150      06/01/2030             62,776
------------------------------------------------------------------------------------------------------------------------------------
           5,000   OH Federal Hocking Local School District                                6.375      12/01/2018              5,009
------------------------------------------------------------------------------------------------------------------------------------
         180,000   OH Greater Cincinnati Elderly Hsg. Finance Corp. (Cambridge
                   Apartments) 1                                                           6.600      08/01/2025            185,506
------------------------------------------------------------------------------------------------------------------------------------
         280,000   OH HFA 1                                                                5.250      09/01/2030            286,698
------------------------------------------------------------------------------------------------------------------------------------
          15,000   OH HFA (Beehive/Doan Obligated Group) 1                                 5.950      01/15/2026             15,272
------------------------------------------------------------------------------------------------------------------------------------
       2,000,000   OH HFA (Michaelmas Apartments)                                          5.600      10/20/2042          1,999,520
------------------------------------------------------------------------------------------------------------------------------------
          10,000   OH HFA (Oakleaf Village)                                                5.700      09/01/2026             10,007
------------------------------------------------------------------------------------------------------------------------------------
          15,000   OH HFA (Residential Mtg.)                                               5.000      09/01/2036             14,414
------------------------------------------------------------------------------------------------------------------------------------
          40,000   OH HFA (Residential Mtg.)                                               5.350      09/01/2018             40,328
------------------------------------------------------------------------------------------------------------------------------------
          85,000   OH HFA (Residential Mtg.)                                               5.400      09/01/2029             85,474
------------------------------------------------------------------------------------------------------------------------------------
          45,000   OH HFA (Residential Mtg.) 1                                             5.550      09/01/2019             46,171
------------------------------------------------------------------------------------------------------------------------------------
         110,000   OH HFA (Wind River Apartments) 1                                        5.550      11/01/2018            111,742
------------------------------------------------------------------------------------------------------------------------------------
          20,000   OH HFA (Wind River Apartments)                                          5.650      05/01/2032             20,143
------------------------------------------------------------------------------------------------------------------------------------
          15,000   OH HFA, Series A-1 1                                                    5.400      09/01/2029             15,069
------------------------------------------------------------------------------------------------------------------------------------
       2,035,000   OH HFA, Series D                                                        5.450      09/01/2031          2,122,831
------------------------------------------------------------------------------------------------------------------------------------
           5,000   OH Higher Educational Facility (Oberlin College)                        5.000      10/01/2033              5,144
------------------------------------------------------------------------------------------------------------------------------------
          30,000   OH Higher Educational Facility (Xavier University) 1                    5.350      11/01/2008             30,056
------------------------------------------------------------------------------------------------------------------------------------
         200,000   OH Pollution Control (General Motors Corp.) 1                           5.625      03/01/2015            191,890
------------------------------------------------------------------------------------------------------------------------------------
         850,000   OH Port Authority of Columbiana Solid Waste (A&L Salvage)              14.500      07/01/2028          1,014,645
------------------------------------------------------------------------------------------------------------------------------------
         100,000   OH Port Authority of Columbiana Solid Waste (Liberty Waste
                   Transportation) 1                                                       7.125      08/01/2025            101,482
------------------------------------------------------------------------------------------------------------------------------------
       2,000,000   OH River South Authority (Lazarus Building Redevel.)                    5.750      12/01/2027          1,998,720
------------------------------------------------------------------------------------------------------------------------------------
          50,000   OH Sewage & Solid Waste Disposal (Anheuser Busch) 1                     6.000      07/01/2035             52,073
------------------------------------------------------------------------------------------------------------------------------------
         195,000   OH Solid Waste (General Motors Corp.) 1                                 6.300      12/01/2032            186,506
------------------------------------------------------------------------------------------------------------------------------------
         600,000   OH Solid Waste Disposal (USG Corp.) 1                                   5.600      08/01/2032            562,014
------------------------------------------------------------------------------------------------------------------------------------
         950,000   OH Solid Waste Disposal (USG Corp.) 1                                   5.650      03/01/2033            894,112
------------------------------------------------------------------------------------------------------------------------------------
         215,000   OH Solid Waste Disposal (USG Corp.) 1                                   6.050      08/01/2034            212,745
------------------------------------------------------------------------------------------------------------------------------------
          50,000   OH University of Cincinnati General Receipts 1                          5.100      06/01/2009             50,396
------------------------------------------------------------------------------------------------------------------------------------
       1,110,000   OH Water Devel. Authority (General Motors Corp.)                        5.900      06/15/2008          1,106,048
------------------------------------------------------------------------------------------------------------------------------------
         250,000   OH Western Reserve Port Authority Solid Waste Facility (Central
                   Waste) 1                                                                6.350      07/01/2027            237,380
------------------------------------------------------------------------------------------------------------------------------------
         500,000   Orange Village, OH GO 1                                                 5.500      12/01/2027            518,110
------------------------------------------------------------------------------------------------------------------------------------
         390,000   Orange Village, OH GO (Chagrin) 1                                       5.250      12/01/2024            399,606
------------------------------------------------------------------------------------------------------------------------------------
           5,000   Ottawa County, OH GO                                                    5.000      09/01/2031              5,128
------------------------------------------------------------------------------------------------------------------------------------
         320,000   Parma, OH GO 1                                                          5.000      12/01/2026            331,482
------------------------------------------------------------------------------------------------------------------------------------
          15,000   Pleasant, OH Local School District                                      5.100      12/01/2018             15,021
------------------------------------------------------------------------------------------------------------------------------------
         225,000   Port of Greater Cincinnati, OH Devel. Authority (Public Parking
                   Infrastructure) 1                                                       6.400      02/15/2034            228,893
------------------------------------------------------------------------------------------------------------------------------------
          10,000   Ravenna, OH GO                                                          6.300      02/01/2013             10,021
------------------------------------------------------------------------------------------------------------------------------------
         130,000   Reynoldsburg, OH Health Care Facilities (Wesley Ridge)                  6.150      10/20/2038            134,115
------------------------------------------------------------------------------------------------------------------------------------


                  5 | OPPENHEIMER ROCHESTER OHIO MUNICIPAL FUND

OPPENHEIMER ROCHESTER OHIO MUNICIPAL FUND

STATEMENT OF INVESTMENTS  DECEMBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

       PRINCIPAL
          AMOUNT                                                                          COUPON       MATURITY               VALUE
------------------------------------------------------------------------------------------------------------------------------------
$         25,000   Scioto County, OH Marine Terminal Facility (Norfolk & Western
                   Railway Company) 1                                                      5.300%     08/15/2013   $         25,621
------------------------------------------------------------------------------------------------------------------------------------
          20,000   Seven Hills, OH GO                                                      6.250      12/01/2020             21,431
------------------------------------------------------------------------------------------------------------------------------------
          20,000   Sheffield, OH GO                                                        7.250      12/01/2011             20,039
------------------------------------------------------------------------------------------------------------------------------------
           5,000   Springboro, OH Special Assessment                                       6.250      12/01/2014              5,112
------------------------------------------------------------------------------------------------------------------------------------
          15,000   Stark County, OH Health Care Facilities (Rose Lane)                     5.400      07/20/2028             15,343
------------------------------------------------------------------------------------------------------------------------------------
          35,000   Toledo, OH GO 1                                                         6.350      12/01/2025             35,763
------------------------------------------------------------------------------------------------------------------------------------
          60,000   Toledo, OH Multifamily Hsg. (Commodore Perry) 1                         5.400      12/01/2023             60,658
------------------------------------------------------------------------------------------------------------------------------------
          95,000   Toledo, OH Multifamily Hsg. (Commodore Perry) 1                         5.450      12/01/2028             95,720
------------------------------------------------------------------------------------------------------------------------------------
           5,000   Toledo, OH Multifamily Hsg. (Hillcrest Apartments)                      5.250      12/01/2018              5,081
------------------------------------------------------------------------------------------------------------------------------------
         115,000   Toledo, OH Multifamily Hsg. (Hillcrest Apartments) 1                    5.300      12/01/2028            115,503
------------------------------------------------------------------------------------------------------------------------------------
          40,000   Toledo-Lucas County, OH Convention & Visitor's Bureau 1                 5.700      10/01/2015             40,482
------------------------------------------------------------------------------------------------------------------------------------
         370,000   Toledo-Lucas County, OH Port Authority 1                                5.500      05/15/2020            347,822
------------------------------------------------------------------------------------------------------------------------------------
       3,430,000   Toledo-Lucas County, OH Port Authority (Crocker Park)                   5.375      12/01/2035          3,291,154
------------------------------------------------------------------------------------------------------------------------------------
         295,000   Toledo-Lucas County, OH Port Authority (Northwest Ohio) 1               5.125      11/15/2025            278,011
------------------------------------------------------------------------------------------------------------------------------------
         150,000   Toledo-Lucas County, OH Port Authority (Northwest Ohio) 1               5.400      05/15/2019            149,423
------------------------------------------------------------------------------------------------------------------------------------
       1,000,000   Toledo-Lucas County, OH Port Authority (Northwest Ohio)                 6.000      11/15/2027          1,000,280
------------------------------------------------------------------------------------------------------------------------------------
          50,000   Toledo-Lucas County, OH Port Authority (Northwest Ohio) 1               6.375      11/15/2032             51,435
------------------------------------------------------------------------------------------------------------------------------------
         170,000   Toledo-Lucas County, OH Port Authority (Preston) 1                      4.800      11/15/2035            149,935
------------------------------------------------------------------------------------------------------------------------------------
       1,000,000   Toledo-Lucas County, OH Port Authority (Town Square at Levis
                   Commons) 1                                                              5.400      11/01/2036            961,110
------------------------------------------------------------------------------------------------------------------------------------
       1,120,000   Trumball County, OH Multifamily Hsg. (Royal Mall Apartments)            5.000      05/20/2049          1,031,453
------------------------------------------------------------------------------------------------------------------------------------
          15,000   Tuscarawas County, OH (Union Hospital Assoc.) 1                         5.250      10/01/2031             14,660
------------------------------------------------------------------------------------------------------------------------------------
          10,000   Warren, OH Waterworks                                                   5.000      11/01/2022             10,210
------------------------------------------------------------------------------------------------------------------------------------
          40,000   Waynesville, OH Health Care Facilities (Quaker Heights) 1               5.600      02/20/2032             41,425
------------------------------------------------------------------------------------------------------------------------------------
          25,000   Zanesville-Muskingum County, OH Port Authority (Anchor Glass
                   Container Corp.) 1                                                     10.250      12/01/2008             25,064
                                                                                                                   -----------------
                                                                                                                         57,824,213

U.S. POSSESSIONS--35.9%
         250,000   Northern Mariana Islands Ports Authority, Series A 1                    5.000      06/01/2030            224,068
------------------------------------------------------------------------------------------------------------------------------------
         130,000   Puerto Rico Aqueduct & Sewer Authority 1                                5.000      07/01/2019            131,065
------------------------------------------------------------------------------------------------------------------------------------
          10,000   Puerto Rico Commonwealth GO                                             5.125      07/01/2031              9,906
------------------------------------------------------------------------------------------------------------------------------------
       4,000,000   Puerto Rico Electric Power Authority, Series UU 3                       4.205 4    07/01/2031          3,599,400
------------------------------------------------------------------------------------------------------------------------------------
          25,000   Puerto Rico HFC 1                                                       5.100      12/01/2018             25,151
------------------------------------------------------------------------------------------------------------------------------------
          60,000   Puerto Rico HFC (Homeowner Mtg.) 1                                      5.200      12/01/2032             60,854
------------------------------------------------------------------------------------------------------------------------------------
           5,000   Puerto Rico Highway & Transportation Authority, Series G                5.000      07/01/2042              4,783
------------------------------------------------------------------------------------------------------------------------------------
          90,000   Puerto Rico IMEPCF (American Airlines) 1                                6.450      12/01/2025             88,791
------------------------------------------------------------------------------------------------------------------------------------
         275,000   Puerto Rico Infrastructure (Mepsi Campus) 1                             5.600      10/01/2014            272,844
------------------------------------------------------------------------------------------------------------------------------------
         765,000   Puerto Rico Infrastructure (Mepsi Campus) 1                             6.250      10/01/2024            747,849
------------------------------------------------------------------------------------------------------------------------------------
       2,120,000   Puerto Rico Infrastructure (Mepsi Campus) 1                             6.500      10/01/2037          2,073,360
------------------------------------------------------------------------------------------------------------------------------------


                  6 | OPPENHEIMER ROCHESTER OHIO MUNICIPAL FUND

OPPENHEIMER ROCHESTER OHIO MUNICIPAL FUND

STATEMENT OF INVESTMENTS  DECEMBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

       PRINCIPAL
          AMOUNT                                                                          COUPON       MATURITY               VALUE
------------------------------------------------------------------------------------------------------------------------------------
$      1,580,000   Puerto Rico ITEMECF (Ana G. Mendez University) 1                        5.375%     02/01/2019   $      1,593,746
------------------------------------------------------------------------------------------------------------------------------------
          50,000   Puerto Rico ITEMECF (Hospital Auxilio Mutuo) 1                          5.500      07/01/2017             50,842
------------------------------------------------------------------------------------------------------------------------------------
         190,000   Puerto Rico ITEMECF (Hospital Auxilio Mutuo) 1                          5.500      07/01/2026            193,118
------------------------------------------------------------------------------------------------------------------------------------
          20,000   Puerto Rico ITEMECF (Hospital Auxilio Mutuo)                            6.250      07/01/2016             20,050
------------------------------------------------------------------------------------------------------------------------------------
          10,000   Puerto Rico ITEMECF (Mennonite General Hospital)                        6.500      07/01/2012              9,860
------------------------------------------------------------------------------------------------------------------------------------
          75,000   Puerto Rico ITEMECF (San Lucas & Cristo Redentor Hospitals) 1           5.750      06/01/2029             65,912
------------------------------------------------------------------------------------------------------------------------------------
          75,000   Puerto Rico Municipal Finance Agency, Series A 1                        5.250      08/01/2023             76,476
------------------------------------------------------------------------------------------------------------------------------------
          30,000   Puerto Rico Municipal Finance Agency, Series A 1                        5.500      07/01/2017             30,508
------------------------------------------------------------------------------------------------------------------------------------
         585,000   Puerto Rico Port Authority (American Airlines), Series A 1              6.250      06/01/2026            551,684
------------------------------------------------------------------------------------------------------------------------------------
       1,500,000   Puerto Rico Port Authority (American Airlines), Series A                6.300      06/01/2023          1,431,000
------------------------------------------------------------------------------------------------------------------------------------
          40,000   Puerto Rico Port Authority, Series D 1                                  7.000      07/01/2014             40,172
------------------------------------------------------------------------------------------------------------------------------------
          55,000   Puerto Rico Public Buildings Authority 1                                5.125      07/01/2017             55,893
------------------------------------------------------------------------------------------------------------------------------------
          40,000   Puerto Rico Public Buildings Authority, Series D 1                      5.125      07/01/2024             40,239
------------------------------------------------------------------------------------------------------------------------------------
      11,000,000   Puerto Rico Sales Tax Financing Corp., Series A 3                       4.221 4    08/01/2057         10,087,110
------------------------------------------------------------------------------------------------------------------------------------
         335,000   V.I. Public Finance Authority (Hovensa Refinery) 1                      6.125      07/01/2022            340,621
------------------------------------------------------------------------------------------------------------------------------------
          25,000   V.I. Public Finance Authority, Series A 1                               5.500      10/01/2022             25,457
------------------------------------------------------------------------------------------------------------------------------------
         500,000   V.I. Public Finance Authority, Series A 1                               5.625      10/01/2025            500,330
------------------------------------------------------------------------------------------------------------------------------------
          50,000   V.I. Water & Power Authority 1                                          5.300      07/01/2021             50,006
                                                                                                                   -----------------
                                                                                                                         22,401,095
------------------------------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS, AT VALUE (COST $83,157,521)-128.6%                                                                    80,225,308
------------------------------------------------------------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS-(28.6)                                                                            (17,845,468)
                                                                                                                   -----------------
NET ASSETS-100.0%                                                                                                  $     62,379,840
                                                                                                                   =================

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. All or a portion of the security has been segregated for collateral to cover borrowings. See accompanying Notes.

2. Zero coupon bond reflects effective yield on the date of purchase.

3. Security represents the underlying municipal bond on an inverse floating rate security. The bond was purchased by the Fund and subsequently segregated and transferred to a trust. See accompanying Notes.

4. Represents the current interest rate for a variable or increasing rate security.

TO SIMPLIFY THE LISTINGS OF SECURITIES, ABBREVIATIONS ARE USED PER THE TABLE
BELOW:

BCC         Bethesda Company Care, Inc.
BCG         Bethesda Care Givers
BHA         Bethesda Hospital Assoc.
BHC         Bethesda Home Care
CSAHS       The Sisters of Charity of St. Augustine Health System
EAFC        Emery Air Freight Corp.
EWA         Emery Worldwide Airlines
FMC         Flagstaff Medical Center
FSCCHM      Franciscan Sisters of Christian Charity Healthcare Ministry
GO          General Obligation
HDC         Housing Devel. Corp.
HFA         Housing Finance Agency
HFC         Housing Finance Corp.
IMEPCF      Industrial, Medical and Environmental Pollution Control Facilities
ITEMECF     Industrial, Tourist, Educational, Medical and Environmental
            Community Facilities
PP          Professionals PRN, Inc.


                  7 | OPPENHEIMER ROCHESTER OHIO MUNICIPAL FUND

OPPENHEIMER ROCHESTER OHIO MUNICIPAL FUND

STATEMENT OF INVESTMENTS  DECEMBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

ROLs        Residual Option Longs
SSNH        Sunny Slope Nursing Home
TASC        Tobacco Settlement Asset-Backed Bonds
UHHS        University Hospitals Health System
V.I.        United States Virgin Islands
YMCA        Young Men's Christian Assoc.

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities whose principal exchange is NASDAQ(R) are valued based on the closing price reported by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities, collateralized mortgage obligations and other asset-backed securities will be valued at the mean between the "bid" and "asked" prices. Securities for which market quotations are not readily available are valued at their fair value. Securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Shares of a registered investment company that are not traded on an exchange are valued at the acquired investment company's net asset value per share. "Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value.

INVERSE FLOATING RATE SECURITIES. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Certain of these securities may be leveraged, whereby the interest rate varies inversely at a multiple of the change in short-term rates. As interest rates rise, inverse floaters produce less current income. The price of such securities is more volatile than comparable fixed rate securities. The Fund will not invest more than 20% of its total assets in inverse floaters. Inverse floaters amount to $186,510 as of December 31, 2007.

Certain inverse floating rate securities are created when the Fund purchases and subsequently transfers a municipal bond security (the "municipal bond") to a broker dealer. The municipal bond is typically a fixed rate security. The broker dealer (the "sponsor") creates a trust (the "Trust") and deposits the municipal bond. The Trust issues short-term floating rate notes available to third parties and a residual interest in the municipal bond (referred to as an "inverse floating rate security") to the Fund. The terms of these inverse floating rate securities grant the Fund the right to require that the Trust issuing the inverse floating rate security compel a tender of the short-term floating rate notes to facilitate the Fund's repurchase of the underlying municipal bond. Following such a request, the Fund pays the sponsor the principal amount due to the holders of the short-term floating rate notes issued by the Trust and exchanges the inverse floating rate security for the underlying municipal bond. These transactions are considered secured borrowings for financial reporting purposes. As a result of such accounting treatments, the Fund includes the municipal bond position on its Statement of Investments (but does not separately include the inverse floating rate securities received). The Fund also includes the value of the municipal bond and a payable amount equal to the short-term floating rate notes issued by the Trust on its Statement of Assets and Liabilities in the annual and semiannual reports. The interest rates on these short-term floating rate notes reset periodically, usually weekly. The holders of these short-term floating rate notes have the option to tender their investment, to the sponsor or the Trust's liquidity provider, for redemption at par at each reset date. Income from the municipal bond position and the interest expense on the payable for the short-term floating rate notes issued by the Trust are recorded on the Fund's Statement of Operations in the annual and semiannual reports. At December 31, 2007, municipal bond holdings with a value of $13,686,510 shown on the Fund's Statement of Investments are held by such Trusts and serve as collateral for the $13,500,000 in short-term floating rate notes issued and outstanding at that date.


                  8 | OPPENHEIMER ROCHESTER OHIO MUNICIPAL FUND

OPPENHEIMER ROCHESTER OHIO MUNICIPAL FUND

STATEMENT OF INVESTMENTS  DECEMBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

At December 31, 2007, the Fund's residual exposure to these types of inverse floating rate securities were as follows:

  PRINCIPAL                                                  COUPON   MATURITY
     AMOUNT   INVERSE FLOATER 1                              RATE 2       DATE       VALUE
-------------------------------------------------------------------------------------------
$   400,000   Puerto Rico Electric Power Authority ROLs 3     9.456%    7/1/31   $    (600)
  1,100,000   Puerto Rico Sales Tax Financing Corp. ROLs 3   11.770     8/1/57     187,110
                                                                                 ----------
                                                                                 $ 186,510
                                                                                 ==========

1. For a list of abbreviations used in the Inverse Floater table see the Portfolio Abbreviations table on pages 7-8 of the Statement of Investments.

2. Represents the current interest rate for a variable rate bond known as an "inverse floater."

3. Security is subject to a shortfall and forbearance agreement.

The Fund enters into shortfall and forbearance agreements with the sponsors of certain inverse floaters held by the Fund. These agreements commit the Fund to reimburse the sponsor of the inverse floater, in certain circumstances, for the amount of the difference between the liquidation value of the underlying security (which is the basis of the inverse floater) and the principal amount due to the holders of the short-term floating rate notes issued by the Trust in conjunction with the inverse floating rate security. Under the standard terms of an inverse floating rate security, absent such a shortfall and forbearance agreement, the Fund would not be required to make such a reimbursement. The Manager monitors the Fund's potential exposure with respect to these agreements on a daily basis and intends to take action to terminate the Fund's investment in such inverse floating rate securities, if it deems it appropriate to do so. As of December 31, 2007, in addition to the exposure detailed in the preceding table, the Fund's maximum exposure under such agreements is estimated at approximately $13,500,000.

CONCENTRATION RISK. There are certain risks arising from geographic concentration in any state. Certain economic, regulatory or political developments occurring in the state may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

BORROWINGS

The Fund can borrow money from banks in amounts up to [one third] of its total assets (including the amount borrowed) less all liabilities and indebtedness other than borrowings to purchase portfolio securities, to meet redemption obligations or for temporary and emergency purposes. The purchase of securities with borrowed funds creates leverage in the Fund. The use of leverage will subject the Fund to greater costs than funds that do not borrow for leverage, and may also make the Fund's share price more sensitive to interest changes. The interest on borrowed money is an expense that might reduce the Fund's yield. Expenses incurred by the Fund with respect to interest on borrowings and commitment fees are disclosed separately or as other expenses on the Statement of Operations in the annual and semiannual reports.

The Fund entered into a Revolving Credit and Security Agreement (the "Agreement") with a conduit lender and a bank which enables it to participate with certain other Oppenheimer funds in a committed, secured borrowing facility that permits borrowings of up to $850 million, collectively. To secure the loan, the Fund pledges investment securities in accordance with the terms of the Agreement. Interest is charged to the Fund, based on its borrowings, at current commercial paper issuance rates (5.1906% as of December 31, 2007). The Fund pays additional fees of 0.30% annually to its lender on its outstanding borrowings to manage and administer the facility and is allocated its pro-rata share of a 0.13% annual commitment fee for a liquidity backstop facility with respect to the $850 million facility size. The Fund has the right to prepay such loans and terminate its participation in the conduit loan facility at any time upon prior notice.

RECENT ACCOUNTING PRONOUNCEMENT

In September 2006, Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards ("SFAS") No. 157, FAIR VALUE MEASUREMENTS. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of December 31, 2007, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required


                  9 | OPPENHEIMER ROCHESTER OHIO MUNICIPAL FUND

OPPENHEIMER ROCHESTER OHIO MUNICIPAL FUND

STATEMENT OF INVESTMENTS  DECEMBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of December 31, 2007 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities     $ 83,157,521
                                   ============

Gross unrealized appreciation      $    358,479
Gross unrealized depreciation        (3,290,692)
                                   ------------
Net unrealized depreciation        $ (2,932,213)
                                   ============


                 10 | OPPENHEIMER ROCHESTER OHIO MUNICIPAL FUND


ITEM 2. CONTROLS AND PROCEDURES.

      (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 12/31/2007, the
            registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

      (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Rochester Ohio Municipal Fund

By: /s/ John V. Murphy
    ---------------------------
    John V. Murphy
    Principal Executive Officer

Date: 02/07/2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ John V. Murphy
    ---------------------------
    John V. Murphy
    Principal Executive Officer

Date: 02/07/2008

By: /s/ Brian W. Wixted
    ---------------------------
    Brian W. Wixted
    Principal Financial Officer

Date: 02/07/2008